Insider Trading Arrangements	12 Months Ended
Dec. 31, 2025
Trading Arrangements, by Individual [Table]
Material Terms of Trading Arrangement [Text Block]
Item 16J.	Insider Trading Policies

(a) We have adopted insider trading policies and procedures governing the purchase, sale, and other dispositions of our securities by directors, senior management, and employees that are reasonably designed to promote compliance with applicable insider trading laws, rules and regulations, and listing standards applicable to us.

(b) Please see our Insider Trading Policy of the Company, which has been filed as Exhibit 11.1 to this annual report.

Rule 10b5-1 Arrangement Adopted [Flag]	true
Non-Rule 10b5-1 Arrangement Adopted [Flag]	true
Rule 10b5-1 Arrangement Terminated [Flag]	true
Non-Rule 10b5-1 Arrangement Terminated [Flag]	true